Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 7,506,551	$ 6,443,357	$ 12,158,102
Cost of goods sold	(5,831,949)	(5,464,591)	(9,961,988)
Cost of goods sold – idle capacity	(362,894)	(345,424)
Gross profit	1,311,708	633,342	2,196,114
Selling and marketing	(1,102,778)	(59,841)	(105,473)
General and administrative	(3,403,903)	(4,440,314)	(4,208,197)
Research and development	(649,753)
Finance costs	(25,834)	(26,935)	(147,588)
Loss from operations	(3,870,560)	(3,893,748)	(2,265,144)
Other income
Interest income	83,377	244,840	27,928
Foreign exchange gain	40,546	47,237	125,480
Other income	139,564	156,390	455,833
Total other income, net	263,487	448,467	609,241
Loss before provision for income taxes	(3,607,073)	(3,445,281)	(1,655,903)
Provision for income taxes	(83,214)	(56,237)
Net loss	(3,690,287)	(3,501,518)	(1,655,903)
Other comprehensive loss
Net loss	(3,690,287)	(3,501,518)	(1,655,903)
Foreign currency translation adjustments	(74,040)	(214,916)	(420,941)
Comprehensive loss	$ (3,764,327)	$ (3,716,434)	$ (2,076,844)
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, Basic	18,060,000	18,060,000	15,342,849
Weighted average number of ordinary shares outstanding, Diluted	18,060,000	18,060,000	15,342,849
LOSS PER SHARE - BASIC	$ (0.20)	$ (0.19)	$ (0.11)
LOSS PER SHARE - DILUTED	$ (0.20)	$ (0.19)	$ (0.11)